Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Detail) - USD ($) $ in Millions		Jun. 30, 2023		Dec. 31, 2022
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale	[1]	$ 260		$ 1,137
Derivative Asset, Noncurrent	[2]	995		1,039
Derivatives Assets		1,255		2,176
Derivative Liability Current Including Held for Sale	[3]	332		778
Derivative Liabilities, Noncurrent	[4]	462		626
Derivative Liabilities		794		1,404
Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale	[1]	61		765
Derivative Asset, Noncurrent	[2]	163		117
Derivatives Assets		224		882
Derivative Liability Current Including Held for Sale	[3]	126		298
Derivative Liabilities, Noncurrent	[4]	112		158
Derivative Liabilities		238		456
Commodity Contract
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		129		532
Derivative Asset, Noncurrent		222		237
Derivative Liability Current Including Held for Sale		240		700
Derivative Liabilities, Noncurrent		114		226
Commodity Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		43		264
Derivative Asset, Noncurrent		46		4
Derivative Liability Current Including Held for Sale		117		290
Derivative Liabilities, Noncurrent		51		58
Interest Rate Contract
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		131		605
Derivative Asset, Noncurrent		773		802
Derivative Liability Current Including Held for Sale		83		70
Derivative Liabilities, Noncurrent		298		307
Interest Rate Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		18		501
Derivative Asset, Noncurrent		117		113
Derivative Liability Current Including Held for Sale		0		0
Derivative Liabilities, Noncurrent		11		7
Foreign currency exchange rate
Derivatives Fair Value [Line Items]
Derivative Liability Current Including Held for Sale		9		8
Derivative Liabilities, Noncurrent		50		93
Foreign currency exchange rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liability Current Including Held for Sale		9		8
Derivative Liabilities, Noncurrent		50		93
Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale	[1]	18		501
Derivative Asset, Noncurrent	[2]	117		113
Derivatives Assets		135		614
Derivative Liability Current Including Held for Sale	[3]	0		0
Derivative Liabilities, Noncurrent	[4]	11		7
Derivative Liabilities		11		7
Designated as Hedging Instrument | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale	[1]	18		501
Derivative Asset, Noncurrent	[2]	117		113
Derivatives Assets		135		614
Derivative Liability Current Including Held for Sale	[3]	0		0
Derivative Liabilities, Noncurrent	[4]	11		7
Derivative Liabilities		11		7
Designated as Hedging Instrument | Commodity Contract
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		0		0
Derivative Asset, Noncurrent		0	[2]	0
Derivative Liability Current Including Held for Sale		0		0
Derivative Liabilities, Noncurrent		0		0
Designated as Hedging Instrument | Commodity Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		0		0
Derivative Asset, Noncurrent		0		0
Derivative Liability Current Including Held for Sale		0		0
Derivative Liabilities, Noncurrent		0		0
Designated as Hedging Instrument | Interest Rate Contract
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		18		501
Derivative Asset, Noncurrent		117		113
Derivative Liability Current Including Held for Sale		0		0
Derivative Liabilities, Noncurrent		11		7
Designated as Hedging Instrument | Interest Rate Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		18		501
Derivative Asset, Noncurrent		117		113
Derivative Liability Current Including Held for Sale		0		0
Derivative Liabilities, Noncurrent		11		7
Designated as Hedging Instrument | Foreign currency exchange rate
Derivatives Fair Value [Line Items]
Derivative Liability Current Including Held for Sale		0		0
Derivative Liabilities, Noncurrent		0		0
Designated as Hedging Instrument | Foreign currency exchange rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liability Current Including Held for Sale		0		0
Derivative Liabilities, Noncurrent		0		0
Fair Value - Derivatives not under Hedge Accounting
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale	[1]	242		636
Derivative Asset, Noncurrent	[2]	878		926
Derivatives Assets		1,120		1,562
Derivative Liability Current Including Held for Sale	[3]	332		778
Derivative Liabilities, Noncurrent	[4]	451		619
Derivative Liabilities		783		1,397
Fair Value - Derivatives not under Hedge Accounting | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale	[1]	43		264
Derivative Asset, Noncurrent	[2]	46		4
Derivatives Assets		89		268
Derivative Liability Current Including Held for Sale	[3]	126		298
Derivative Liabilities, Noncurrent	[4]	101		151
Derivative Liabilities		227		449
Fair Value - Derivatives not under Hedge Accounting | Commodity Contract
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		129		532
Derivative Asset, Noncurrent		222		237
Derivative Liability Current Including Held for Sale		240		700
Derivative Liabilities, Noncurrent		114		226
Fair Value - Derivatives not under Hedge Accounting | Commodity Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		43		264
Derivative Asset, Noncurrent		46		4
Derivative Liability Current Including Held for Sale		117		290
Derivative Liabilities, Noncurrent		51		58
Fair Value - Derivatives not under Hedge Accounting | Interest Rate Contract
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		113		104
Derivative Asset, Noncurrent		656		689
Derivative Liability Current Including Held for Sale		83		70
Derivative Liabilities, Noncurrent		287		300
Fair Value - Derivatives not under Hedge Accounting | Interest Rate Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Assets Current Including Held for Sale		0		0
Derivative Asset, Noncurrent		0		0
Derivative Liability Current Including Held for Sale		0		0
Derivative Liabilities, Noncurrent		0		0
Fair Value - Derivatives not under Hedge Accounting | Foreign currency exchange rate
Derivatives Fair Value [Line Items]
Derivative Liability Current Including Held for Sale		9		8
Derivative Liabilities, Noncurrent		50		93
Fair Value - Derivatives not under Hedge Accounting | Foreign currency exchange rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liability Current Including Held for Sale		9		8
Derivative Liabilities, Noncurrent		$ 50		$ 93

[1]	Includes $2 million and $118 million recorded in current assets held for sale in Dominion Energy's Consolidated Balance Sheets at June 30, 2023 and December 31, 2022, respectively.
[2]	Noncurrent derivative assets are presented in other deferred charges and other assets in the Companies’ Consolidated Balance Sheets, with the exception of $1 million recorded in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022.
[3]	Includes $13 million and $6 million recorded in current liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at June 30, 2023 and December 31, 2022, respectively.
[4]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in the Companies' Consolidated Balance Sheets, with the exception of $1 million recorded in noncurrent liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at both June 30, 2023 and December 31, 2022.